Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000237806 [Member]
Shareholder Report [Line Items]
Fund Name	AXSGreen Alpha ETF
Class Name	AXSGreen Alpha ETF
Trading Symbol	NXTE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Green Alpha ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/nxte/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Green Alpha ETF (NXTE)	$58	1.00%[1]
1	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 42,371,981
Holdings Count | Holding	54
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$42,371,981
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9.5%
International Business Machines Corp.	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	4.7%
CRISPR Therapeutics A.G.	4.7%
ASML Holding N.V.	4.4%
QUALCOMM, Inc.	3.2%
Hudson Pacific Properties, Inc.	3.1%
Vestas Wind Systems A/S	3.0%
Digital Realty Trust, Inc.	2.6%
Alexandria Real Estate Equities, Inc.	2.6%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9.5%
International Business Machines Corp.	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	4.7%
CRISPR Therapeutics A.G.	4.7%
ASML Holding N.V.	4.4%
QUALCOMM, Inc.	3.2%
Hudson Pacific Properties, Inc.	3.1%
Vestas Wind Systems A/S	3.0%
Digital Realty Trust, Inc.	2.6%
Alexandria Real Estate Equities, Inc.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000240275 [Member]
Shareholder Report [Line Items]
Fund Name	AXSEsoterica NextG Economy ETF
Class Name	AXSEsoterica NextG Economy ETF
Trading Symbol	WUGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Esoterica NextG Economy ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/wugi/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Esoterica NextG Economy ETF (WUGI)	$45	0.75%[1]
1	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 36,118,196
Holdings Count | Holding	38
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$36,118,196
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9.4%
Broadcom, Inc.	7.6%
Meta Platforms, Inc. - Class A	5.8%
Synopsys, Inc.	5.6%
Amazon.com, Inc.	4.6%
Snowflake, Inc. - Class A	3.2%
KraneShares CSI China Internet ETF	3.1%
Cadence Design Systems, Inc.	3.0%
Xtrackers Harvest CSI 300 China A-Shares ETF	3.0%
Asset Allocation
Industry  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9.4%
Broadcom, Inc.	7.6%
Meta Platforms, Inc. - Class A	5.8%
Synopsys, Inc.	5.6%
Amazon.com, Inc.	4.6%
Snowflake, Inc. - Class A	3.2%
KraneShares CSI China Internet ETF	3.1%
Cadence Design Systems, Inc.	3.0%
Xtrackers Harvest CSI 300 China A-Shares ETF	3.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000247342 [Member]
Shareholder Report [Line Items]
Fund Name	AXSKnowledge Leaders ETF
Class Name	AXSKnowledge Leaders ETF
Trading Symbol	KNO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Knowledge Leaders ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/wugi/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Knowledge Leaders ETF (KNO)	$41	0.76%[1]
1	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[3]
Net Assets	$ 39,289,887
Holdings Count | Holding	65
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,289,887
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Micron Technology, Inc.	4.3%
TE Connectivity PLC	4.0%
Trane Technologies PLC	3.2%
Garmin Ltd.	3.1%
Labcorp Holdings, Inc.	2.9%
Stryker Corp.	2.6%
Boston Scientific Corp.	2.6%
Constellation Software, Inc.	2.3%
GE HealthCare Technologies, Inc.	2.1%
CNH Industrial N.V.	2.0%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	4.3%
TE Connectivity PLC	4.0%
Trane Technologies PLC	3.2%
Garmin Ltd.	3.1%
Labcorp Holdings, Inc.	2.9%
Stryker Corp.	2.6%
Boston Scientific Corp.	2.6%
Constellation Software, Inc.	2.3%
GE HealthCare Technologies, Inc.	2.1%
CNH Industrial N.V.	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000233574 [Member]
Shareholder Report [Line Items]
Fund Name	AstoriaReal Assets ETF
Class Name	AstoriaReal Assets ETF
Trading Symbol	PPI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Astoria Real Assets ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ppi/#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Astoria Real Assets ETF (PPI)	$36	0.63%[1]
1	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.63%	[4]
Net Assets	$ 69,135,897
Holdings Count | Holding	73
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,135,897
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
SPDR Gold MiniShares Trust	9.1%
Bitwise Bitcoin ETF	3.7%
Constellation Energy Corp.	3.6%
Newmont Corp.	3.2%
Rolls-Royce Holdings PLC	3.2%
Howmet Aerospace, Inc.	2.6%
Vistra Corp.	2.6%
American Electric Power Co., Inc.	2.5%
Anglogold Ashanti PLC	2.4%
Rheinmetall A.G.	2.3%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SPDR Gold MiniShares Trust	9.1%
Bitwise Bitcoin ETF	3.7%
Constellation Energy Corp.	3.6%
Newmont Corp.	3.2%
Rolls-Royce Holdings PLC	3.2%
Howmet Aerospace, Inc.	2.6%
Vistra Corp.	2.6%
American Electric Power Co., Inc.	2.5%
Anglogold Ashanti PLC	2.4%
Rheinmetall A.G.	2.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.